Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning	$ 3,131,574
Change in fair value	(2,403,574)
Initial measurement		3,744,000
Change in valuation inputs or other assumptions		(832,000)
Transfer to Level 1
Fair value at ending	728,000	2,912,000	3,131,574
Public [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning
Initial measurement		6,210,000
Change in valuation inputs or other assumptions		(1,380,000)
Transfer to Level 1		(4,830,000)	(4,830,000)
Fair value at ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning
Initial measurement		9,954,000
Change in valuation inputs or other assumptions		(2,212,000)
Transfer to Level 1		(4,830,000)
Fair value at ending		$ 2,912,000
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning
Initial measurement	264,900
Change in fair value	(5,400)
Fair value at ending	$ 259,500